Segments and Geographical Information - Goodwill Assigned to Segments (Detail) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2017	Dec. 31, 2016
Goodwill [Line Items]
Beginning balance, Cost		$ 9,029	$ 9,414
Acquisitions		0	14
Transfer to asset held for sale		0	(349)
Ending balance, Cost		9,020	9,029
Accumulated impairment at January 1, 2017		(186)	(186)
Accumulated impairment at December 31, 2017		(154)	(186)
HPMS [Member]
Goodwill [Line Items]
Beginning balance, Cost		8,728
Acquisitions		0
Transfer to asset held for sale		0
Ending balance, Cost		8,750	8,728
Accumulated impairment at January 1, 2017		(154)
Accumulated impairment at December 31, 2017		(154)	(154)
SP [Member]
Goodwill [Line Items]
Beginning balance, Cost		32
Acquisitions		0
Transfer to asset held for sale		0
Ending balance, Cost			32
Accumulated impairment at January 1, 2017		(32)
Accumulated impairment at December 31, 2017			(32)
Corporate and Other [Member]
Goodwill [Line Items]
Beginning balance, Cost	[1]	269
Acquisitions	[1]	0
Transfer to asset held for sale	[1]	0
Ending balance, Cost	[1]	270	$ 269
Cost [Member]
Goodwill [Line Items]
Translation differences and other changes		(9)
Cost [Member] | HPMS [Member]
Goodwill [Line Items]
Translation differences and other changes		22
Cost [Member] | SP [Member]
Goodwill [Line Items]
Translation differences and other changes		(32)
Cost [Member] | Corporate and Other [Member]
Goodwill [Line Items]
Translation differences and other changes	[1]	1
Accumulated Impairment [Member]
Goodwill [Line Items]
Translation differences and other changes		32
Accumulated Impairment [Member] | SP [Member]
Goodwill [Line Items]
Translation differences and other changes		$ 32

[1]	Corporate and Other is not a reporting segment under ASC 280 "Segment Reporting".